Debt (Schedule Long-Term Indebtedness) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Jun. 30, 2017	Dec. 01, 2016	May 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Debt Instrument [Line Items]
Unamortized discount - net	$ (6,900)	$ (6,800)				$ (4,600)
Debt Issuance Costs, Net	(24,800)	(22,200)				(20,800)
Long-term debt	2,477,051	2,499,490				2,153,276
Current portion of long-term debt	0	24,650				0
Long-term debt	2,477,051	2,474,840				2,153,276
First Mortgage Bond 4.55% Due December 2024 [Member]
Debt Instrument [Line Items]
Debt, stated interest rate				3.125%
Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Unamortized discount - net	(559)	(273)				(371)
Debt Issuance Costs, Net	(8,159)	(5,018)				(6,858)
Long-term debt		799,709				797,771
Current portion of long-term debt		0				0
Long-term debt	801,282	$ 799,709				797,771
Ipalco Enterprises, Inc. [Member] | 7.25% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Long-term debt								$ 33,500
Debt, stated interest rate		7.25%
Ipalco Enterprises, Inc. [Member] | 5.00% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 400,000				400,000
Debt, stated interest rate		5.00%	5.00%
Debt due date	May 01, 2018	May 01, 2018
Ipalco Enterprises, Inc. [Member] | 3.45% Senior Secured Notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 405,000	$ 405,000				405,000
Debt, stated interest rate		3.45%	3.45%
Debt due date	Jul. 01, 2020	Jul. 01, 2020
Ipalco Enterprises, Inc. [Member] | Three Point Seven Zero Percent Senior Secured Notes [Domain]
Debt Instrument [Line Items]
Long-term debt	$ 405,000	$ 0
Debt due date	Sep. 01, 2024
Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 1,586,141	1,610,237				1,265,505
Unamortized discount - net	(6,384)	(6,477)				(4,242)
Debt Issuance Costs, Net	(16,600)	(17,200)				(13,703)
Unsecured Debt	89,628	89,544				90,000
Long-term debt	1,675,769	1,699,781				1,355,505
Current portion of long-term debt	0	24,650				0
Long-term debt	1,675,769	$ 1,675,131				1,355,505
Indianapolis Power And Light Company [Member] | First Mortgage Bond 4.90% Due January 2016 [Member]
Debt Instrument [Line Items]
Debt, stated interest rate		4.90%
Indianapolis Power And Light Company [Member] | First Mortgage Bond 4.90% Due January 2016 [Member]
Debt Instrument [Line Items]
Debt, stated interest rate		4.90%
Indianapolis Power And Light Company [Member] | First Mortgage Bond 4.90% Due January 2016 [Member]
Debt Instrument [Line Items]
Debt, stated interest rate		4.90%
Indianapolis Power And Light Company [Member] | First Mortgage Bond 5.40% Due August 2017 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 0	$ 24,650				24,650
Debt, stated interest rate		5.40%	5.40%
Debt due date	Aug. 01, 2017	Aug. 01, 2017
Indianapolis Power And Light Company [Member] | First Mortgage Bond 3.875% Due August 2021 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 55,000	$ 55,000				55,000
Debt, stated interest rate		3.875%	3.875%
Debt due date	Aug. 01, 2021	Aug. 01, 2021
Indianapolis Power And Light Company [Member] | First Mortgage Bond 3.875% Due August 2021 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 40,000	$ 40,000				40,000
Debt, stated interest rate		3.875%	3.875%
Debt due date	Aug. 01, 2021	Aug. 01, 2021
Indianapolis Power And Light Company [Member] | First Mortgage Bond 4.55% Due December 2024 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 40,000	$ 40,000				40,000
Debt, stated interest rate		4.55%	4.55%	3.125%
Debt due date	Dec. 01, 2024	Dec. 01, 2024
Indianapolis Power And Light Company [Member] | First Mortgage Bond 6.60% Due January 2034 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 100,000	$ 100,000				100,000
Debt, stated interest rate	6.60%	6.60%
Debt due date	Jan. 01, 2034	Jan. 01, 2034
Indianapolis Power And Light Company [Member] | First Mortgage Bond 6.05% Due October 2036 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 158,800	$ 158,800				158,800
Debt, stated interest rate	6.05%	6.05%
Debt due date	Oct. 01, 2036	Oct. 01, 2036
Indianapolis Power And Light Company [Member] | First Mortgage Bond 6.60% Due June 2037 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 165,000	$ 165,000				165,000
Debt, stated interest rate	6.60%	6.60%
Debt due date	Jun. 01, 2037	Jun. 01, 2037
Indianapolis Power And Light Company [Member] | First Mortgage Bond 4.875% Due November 2041 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 140,000	$ 140,000				140,000
Debt, stated interest rate	4.875%	4.875%
Debt due date	Nov. 01, 2041	Nov. 01, 2041
Indianapolis Power And Light Company [Member] | First Mortgage Bond 4.65% Due June 2043 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 170,000	$ 170,000				170,000
Debt, stated interest rate	4.65%	4.65%
Debt due date	Jun. 01, 2043	Jun. 01, 2043
Indianapolis Power And Light Company [Member] | First Mortgage Bond 4.70% Due September 2045 [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 130,000	$ 130,000				130,000
Debt, stated interest rate	4.50%	4.50%					4.70%		4.50%
Debt due date	Jun. 01, 2044	Jun. 01, 2044
Indianapolis Power And Light Company [Member] | First Mortgage Bond Nineteen [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 260,000	$ 260,000				260,000
Debt, stated interest rate	4.70%	4.70%
Debt due date	Sep. 01, 2045	Sep. 01, 2045
Indianapolis Power And Light Company [Member] | FMB Twenty [Member]
Debt Instrument [Line Items]
First mortgage bonds	$ 350,000	$ 350,000				0
Debt, stated interest rate	4.05%	4.05%			4.05%
Debt due date	May 01, 2046	May 01, 2046
Indianapolis Power And Light Company [Member] | Environmental Facilities Refunding Revenue Notes, Series 2015A [Member]
Debt Instrument [Line Items]
Unsecured Debt	$ 30,000	$ 30,000				30,000
Debt due date	Dec. 22, 2020	Dec. 01, 2020
Indianapolis Power And Light Company [Member] | Environmental Facilities Refunding Revenue Notes, Series 2015B [Member]
Debt Instrument [Line Items]
Unsecured Debt	$ 60,000	$ 60,000				60,000
Debt due date	Dec. 22, 2020	Dec. 01, 2020
First Mortgage Bonds [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Debt Issuance Costs, Net	$ (16,275)	$ (16,736)
Secured Debt [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Unamortized discount - net		(6,477)
Debt Issuance Costs, Net		(16,736)
Unsecured Debt [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Debt Issuance Costs, Net	$ (372)	$ (456)				$ 0